Income Taxes	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Income Taxes
24.	Income Taxes

As the tax basis for the majority of the Company’s assets and liabilities is maintained in reais and the accounting basis is measured in US dollars (functional currency), the fluctuations in the exchange rate significantly impacted the tax basis and, in turn, the deferred income tax expense (benefit).

Based on the expectation of future taxable income, the Company recorded deferred tax assets based on tax losses carryforwards.

Credits relating to temporary differences on non-deductible provisions, represented by labor contingencies, provisions and disputed taxes will be realized as such proceedings are concluded.

24.1.	Deferred income tax and social contribution

The components of deferred tax assets and liabilities are as follows:

	12.31.2017	12.31.2016	12.31.2015
Temporarily non-deductible provisions	(76.1)	(102.7)	(2.8)
Tax loss carryforwards	4.5	28.3	20.5
Functional currency effect of the non monetary assets (i)	(206.0)	(201.0)	(407.1)
Gains not realized from sales of Parent Company to subsidiairies	15.4	16.4	19.9
Effect of differences by fixed asset	(8.1)	(31.1)	(36.1)
Differences between basis: account x tax (ii)	21.8	30.2	(7.2)

Deferred tax assets (liabilities), net	(248.5)	(259.9)	(412.8)

Total deferred tax asset	2.8	3.4	4.5
Total deferred tax liability	(251.3)	(263.3)	(417.3)

i)	Refers to deferred income tax calculated on differences related to non-monetary assets remeasured from the local currency into the functional currency using historical exchange rates, and resulting from changes in exchange rates.
ii)	Refers to miscellaneous temporary differences (e.g. non-deductible expenses).

Changes in deferred income tax that affected profit and loss were as follows:

	From the statement of income	Other comprehensive income	Total
At December 31, 2014	(293.7)	31.4	(262.3)

Temporarily non-deductible provisions	62.1	—	62.1
Tax loss carryforwards	2.6	—	2.6
Difference between tax basis (Real) and functional currency measurement basis (US dollar)	(202.4)	—	(202.4)
Provision Gain not realized at sales from Controlling company to subsidiairies	(8.1)	—	(8.1)
Effect of differences by fixed asset	(5.0)	—	(5.0)
Differences between basis: account x tax	14.6	(14.3)	0.3

At December 31, 2015	(429.9)	17.1	(412.8)

Temporarily non-deductible provisions	(99.9)	—	(99.9)
Tax loss carryforwards	7.8	—	7.8
Functional currency effect of the non monetary assets	206.1	—	206.1
Provision Gain not realized at sales from Controlling company to subsidiairies	(3.5)	—	(3.5)
Effect of differences by fixed asset	4.9	—	4.9
Differences between basis: account x tax	31.1	6.4	37.5

At December 31, 2016	(283.4)	23.5	(259.9)

Temporarily non-deductible provisions	26.6	—	26.6
Tax loss carryforwards	(23.8)	—	(23.8)
Functional currency effect of the non monetary assets	(5.0)	—	(5.0)
Gains not realized from sales of Parent Company to subsidiairies	(1.0)	—	(1.0)
Effect of differences by fixed asset	23.0	—	23.0
Differences between basis: account x tax	(4.5)	(3.9)	(8.4)

At December 31, 2017	(268.1)	19.6	(248.5)

24.2.	Reconciliation of income tax expense

	12.31.2017	12.31.2016	12.31.2015
Profit before taxation	288.3	159.1	336.2

Income tax and social contribution expense at the nominal Brazilian enacted tax rate - 34%	(98.0)	(54.1)	(114.3)

Tax on profits of overseas subsidiaries	(9.8)	(4.0)	(5.7)
Functional currency effect of the non monetary assets	(5.0)	206.1	(202.4)
Research and development tax incentives	43.8	36.5	44.9
Interest on own capital	16.9	6.1	12.5
Fiscal credits (recognized and non recognized)	19.3	(30.4)	9.8
Tax rate diference	5.3	(0.7)	(11.3)
Other difference between IFRS and fiscal basis	(1.1)	(89.2)	5.1
Other	3.1	(61.6)	6.0

	72.5	62.8	(141.1)

Income tax and social contribution income (expense) benefit as reported	(25.5)	8.7	(255.4)

Current income tax and social contribution (expense) benefit as reported	(40.8)	(137.8)	(119.2)

Deferred income tax and social contribution income (expense) benefit as reported	15.3	146.5	(136.2)

The effective tax rate for the year ended December 31, 2017 was 8.8% in comparison with 5.5% at December 31, 2016.

On December 22, 2017 the US President approved the “Tax Cuts and Jobs Act” changing numerous provisions including reduction of the corporate income tax rate from 35% to 21% and certain business-related exclusions, deductions and credits.

For 2017, the Company verified a net gain impact of US$ 4.7 its US subsidiaries due to a revaluation of deferred tax assets and liabilities and the full depreciation of certain assets acquired as from January 10, 2017 to December 31, 2017, a tax benefit introduced by the new law.